Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

On July 9, 2025, the Company and ZYNL (BVI) Limited (“ZYNL”), a subsidiary of the Company, entered into a Share Purchase Agreement (the “Agreement”) with Zhong Yang Financial Services Limited (the “Target”) and the sole shareholder of the Target (“Seller”). The Seller is a company incorporated under the laws of Hong Kong, of which a family member of Ms. Junli Yang, the Chairwoman of the Board of Directors of the Company, and Ms. Yung Yung Lo, the Chief Financial Officer of the Company, hold 71.50% and 8.30% equity interest, respectively. Pursuant to the Agreement, Seller agreed to sell, convey, assign, transfer and deliver to ZYNL, and ZYNL agreed to purchase from Seller, 100% of the equity interest in the Target for a total purchase price of HKD500,000 (approximately USD63,750). The closing of the transaction is conditioned upon completion of due diligence reviews of the Target and any required regulatory approvals.